UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 62.6%
AUSTRALIA 2.0%
MATERIALS—METALS & MINING 0.1%
South32 Ltd. (GBP)(a),(b)	118,829	$113,953
REAL ESTATE 1.3%
DIVERSIFIED 0.3%
Ingenia Communities Group(a)	1,290,545	395,021
RETAIL 1.0%
Federation Centres(a)	285,596	551,498
Westfield Corp.(a)	149,406	1,051,325
		1,602,823
TOTAL REAL ESTATE		1,997,844
TOLL ROADS 0.6%
Transurban Group(a)	137,652	964,224
TOTAL AUSTRALIA		3,076,021
BRAZIL 0.5%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.4%
BRF SA, ADR (USD)	33,100	588,849
ENERGY—OIL & GAS 0.0%
Petroleo Brasileiro SA, ADR (USD)(b)	12,500	54,375
MATERIALS—METALS & MINING 0.1%
Vale SA, ADR (USD)	31,500	132,300
TOTAL BRAZIL		775,524
CANADA 2.0%
ENERGY—OIL & GAS 0.2%
Suncor Energy	12,664	338,687
MATERIALS 0.8%
CHEMICALS 0.3%
Agrium (USD)	3,700	331,150
Potash Corp. of Saskatchewan (USD)	9,600	197,280
		528,430
METALS & MINING 0.5%
Barrick Gold Corp. (USD)	32,252	205,123
Goldcorp (USD)	23,023	288,248

	Number of Shares	Value
Lundin Mining Corp.(b)	85,700	$242,105
		735,476
TOTAL MATERIALS		1,263,906
PIPELINES—C-CORP 1.0%
Enbridge	13,498	501,181
TransCanada Corp.	31,639	1,000,499
		1,501,680
TOTAL CANADA		3,104,273
CHINA 0.3%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)(a)	396,000	508,797
FRANCE 3.4%
COMMUNICATIONS—SATELLITES 0.5%
Eutelsat Communications SAV(a)	23,290	714,328
ENERGY—OIL & GAS 0.9%
Total SA(a)	30,170	1,357,133
RAILWAYS 0.4%
Groupe Eurotunnel SA(a)	49,910	679,997
REAL ESTATE 1.6%
DIVERSIFIED 0.3%
Fonciere des Regions(a)	6,466	563,801
RETAIL 1.3%
Klepierre(a)	44,348	2,009,955
TOTAL REAL ESTATE		2,573,756
TOTAL FRANCE		5,325,214
GERMANY 1.3%
MATERIALS—METALS & MINING 0.1%
ThyssenKrupp AG(a)	5,500	96,646
REAL ESTATE 1.2%
DIVERSIFIED 0.2%
ADO Properties SA, 144A(b),(c)	12,468	301,204
OFFICE 0.3%
Alstria Office REIT AG(a)	38,693	503,583
RESIDENTIAL 0.7%
Deutsche Wohnen AG(a)	42,055	1,124,737

	Number of Shares	Value
TOTAL REAL ESTATE		$1,929,524
TOTAL GERMANY		2,026,170
HONG KONG 1.9%
CONSUMER STAPLES—FOOD 0.1%
WH Group Ltd. (Cayman Islands), 144A(a),(b),(c)	406,200	201,622
ENERGY—OIL & GAS 0.1%
CNOOC Ltd.(a)	105,200	108,453
REAL ESTATE 1.7%
DIVERSIFIED 1.0%
Hopewell Holdings Ltd.(a)	85,000	289,525
New World Development Co., Ltd.(a)	526,000	511,580
Sun Hung Kai Properties Ltd.(a)	51,000	665,209
		1,466,314
OFFICE 0.4%
Hongkong Land Holdings Ltd. (USD)(a)	102,600	679,396
RETAIL 0.3%
Link REIT(a)	96,000	527,277
TOTAL REAL ESTATE		2,672,987
TOTAL HONG KONG		2,983,062
ITALY 1.6%
COMMUNICATIONS—TOWERS 0.9%
Ei Towers S.p.A.(a)	15,997	983,763
RAI Way S.p.A., 144A(a),(c)	78,278	373,531
		1,357,294
ENERGY—OIL & GAS 0.1%
Eni S.p.A.(a)	7,900	124,270
GAS DISTRIBUTION 0.3%
Snam S.p.A.(a)	101,131	519,396
REAL ESTATE—DIVERSIFIED 0.3%
Beni Stabili S.p.A. (USD)(a)	621,837	483,088
TOTAL ITALY		2,484,048
JAPAN 4.6%
CONSUMER—NON-CYCLICAL 0.2%
NH Foods Ltd.(a)	15,192	310,021
ELECTRIC—INTEGRATED ELECTRIC 0.3%
Electric Power Development Co., Ltd.(a)	13,100	399,804

	Number of Shares	Value
GAS DISTRIBUTION 0.2%
Tokyo Gas Co., Ltd.(a)	80,000	$386,985
INDUSTRIAL—MACHINERY 0.3%
Kubota Corp.(a)	38,113	524,527
MATERIALS—METALS & MINING 0.2%
JFE Holdings(a)	6,400	84,057
Nippon Steel & Sumitomo Metal Corp.(a)	15,120	275,528
		359,585
RAILWAYS 0.4%
Central Japan Railway Co.(a)	3,400	548,174
REAL ESTATE 3.0%
DIVERSIFIED 1.7%
Mitsubishi Estate Co., Ltd.(a)	27,000	551,543
Mitsui Fudosan Co., Ltd.(a)	78,000	2,138,087
		2,689,630
OFFICE 0.6%
Hulic REIT(a)	659	870,316
RESIDENTIAL 0.2%
Japan Rental Housing Investments(a)	543	354,562
RETAIL 0.5%
AEON Mall Co., Ltd.(a)	47,300	726,590
TOTAL REAL ESTATE		4,641,098
TOTAL JAPAN		7,170,194
JERSEY 0.1%
MATERIALS—METALS & MINING
Glencore International PLC (GBP)(a)	134,300	186,417
LUXEMBOURG 0.1%
MATERIALS—METALS & MINING
ArcelorMittal SA(a)	14,400	74,676
MEXICO 0.6%
AIRPORTS 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,573	657,639
TOLL ROADS 0.2%
OHL Mexico SAB de CV(b)	198,787	256,349
TOTAL MEXICO		913,988

	Number of Shares	Value
NETHERLANDS 0.6%
RETAIL
Wereldhave NV(a)	16,605	$958,464
NEW ZEALAND 0.3%
AIRPORTS
Auckland International Airport Ltd.(a)	167,206	523,437
NORWAY 0.4%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.2%
Marine Harvest ASA(a)	21,570	274,413
MATERIALS—CHEMICALS 0.2%
Yara International ASA(a)	6,700	267,281
TOTAL NORWAY		541,694
RUSSIA 0.4%
ENERGY—OIL & GAS 0.2%
Gazprom OAO, ADR(a)	60,600	244,482
Lukoil OAO, ADR(a)	2,600	88,557
		333,039
MATERIALS—METALS & MINING 0.2%
MMC Norilsk Nickel PJSC, ADR (USD)(a)	18,300	262,952
TOTAL RUSSIA		595,991
SINGAPORE 0.3%
CONSUMER STAPLES—FOOD PRODUCTS 0.2%
Golden Agri-Resources Ltd.(a)	293,700	68,267
Wilmar International Ltd.(a)	95,900	173,523
		241,790
REAL ESTATE—INDUSTRIALS 0.1%
Global Logistic Properties Ltd.(a)	151,000	217,094
TOTAL SINGAPORE		458,884
SOUTH KOREA 0.2%
MATERIALS—METALS & MINING
Korea Zinc Co., Ltd.(a)	700	275,266
SPAIN 1.4%
GAS DISTRIBUTION 0.4%
Enagas SA(a)	19,084	547,244
REAL ESTATE—DIVERSIFIED 0.4%
Hispania Activos Inmobiliarios SA(a),(b)	46,122	641,458

	Number of Shares	Value
TOLL ROADS 0.6%
Ferrovial SA(a)	38,765	$927,265
TOTAL SPAIN		2,115,967
SWITZERLAND 0.9%
AIRPORTS 0.5%
Flughafen Zuerich AG(a)	1,121	780,246
MATERIALS—CHEMICALS 0.4%
Syngenta AG(a)	1,678	537,649
TOTAL SWITZERLAND		1,317,895
UNITED KINGDOM 6.7%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.8%
Associated British Foods PLC(a)	18,162	919,163
Cranswick PLC	14,200	342,838
		1,262,001
ELECTRIC—REGULATED ELECTRIC 0.3%
National Grid PLC(a)	30,337	422,507
ENERGY 1.6%
INTEGRATED OIL & GAS 0.8%
Royal Dutch Shell PLC(a)	48,391	1,144,217
OIL & GAS 0.8%
BG Group PLC(a)	26,500	382,286
BP PLC(a)	175,800	891,898
		1,274,184
TOTAL ENERGY		2,418,401
MATERIALS—METALS & MINING 1.0%
BHP Billiton PLC(a)	102,047	1,553,320
REAL ESTATE 2.7%
DIVERSIFIED 1.2%
Hammerson PLC(a)	104,610	987,797
Land Securities Group PLC(a)	49,529	944,217
		1,932,014
OFFICE 0.5%
Derwent London PLC(a)	14,274	786,794
SELF STORAGE 1.0%
Big Yellow Group PLC(a)	87,593	960,253

	Number of Shares	Value
Safestore Holdings Ltd. (USD)(a)	126,846	$566,133
		1,526,386
TOTAL REAL ESTATE		4,245,194
WATER—WATER UTILITIES 0.3%
United Utilities Group PLC(a)	36,111	506,132
TOTAL UNITED KINGDOM		10,407,555
UNITED STATES 33.0%
COMMUNICATIONS—TOWERS 1.6%
American Tower Corp.	12,714	1,118,578
Crown Castle International Corp.	16,542	1,304,667
		2,423,245
CONSUMER STAPLES—FOOD PRODUCTS 0.3%
Pinnacle Foods	10,100	422,988
CONSUMER—NON-CYCLICAL 1.2%
AGRICULTURE 0.9%
Archer-Daniels-Midland Co.	17,300	717,085
Bunge Ltd.	9,620	705,146
		1,422,231
FOOD PRODUCTS 0.3%
Tyson Foods, Class A	10,500	452,550
TOTAL CONSUMER—NON-CYCLICAL		1,874,781
DIVERSIFIED 0.5%
Macquarie Infrastructure Co LLC	11,207	836,715
ELECTRIC 2.2%
INTEGRATED ELECTRIC 1.0%
NextEra Energy	10,278	1,002,619
Pattern Energy Group	24,714	471,790
		1,474,409
REGULATED ELECTRIC 1.2%
CMS Energy Corp.	21,745	768,033
Edison International	8,779	553,692
Eversource Energy	11,302	572,107
		1,893,832
TOTAL ELECTRIC		3,368,241

	Number of Shares	Value
ENERGY—OIL & GAS 2.2%
Anadarko Petroleum Corp.	6,833	$412,645
Exxon Mobil Corp.	20,400	1,516,740
Hess Corp.	6,600	330,396
Noble Energy	15,400	464,772
Occidental Petroleum Corp.	3,300	218,295
Phillips 66	6,500	499,460
		3,442,308
GAS DISTRIBUTION 1.3%
Atmos Energy Corp.	12,879	749,300
Sempra Energy	12,444	1,203,584
TOTAL GAS DISTRIBUTION		1,952,884
GOLD 3.5%
iShares Gold Trust ETF(b)	499,400	5,383,532
INDUSTRIAL—MACHINERY 0.1%
Deere & Co.	1,500	111,000
MATERIALS 1.5%
CHEMICALS 0.9%
CF Industries Holdings	8,000	359,200
Monsanto Co.	9,400	802,196
Mosaic Co. (The)	10,200	317,322
		1,478,718
METALS & MINING 0.6%
Alcoa	24,800	239,568
Newmont Mining Corp.	8,600	138,202
Nucor Corp.	7,300	274,115
Southern Copper Corp.	9,400	251,168
		903,053
TOTAL MATERIALS		2,381,771
PIPELINES 2.1%
PIPELINES—C-CORP 0.8%
SemGroup Corp., Class A	8,673	375,021
Williams Cos. (The)	22,492	828,830
		1,203,851
PIPELINES—MLP 1.3%
Dominion Midstream Partners LP	17,752	476,641
Energy Transfer Equity LP	41,855	871,003

	Number of Shares	Value
Genesis Energy LP	17,024	$652,700
		2,000,344
TOTAL PIPELINES		3,204,195
RAILWAYS 0.3%
Union Pacific Corp.	5,647	499,251
REAL ESTATE 15.4%
DIVERSIFIED 1.1%
Gramercy Property Trust	10,395	215,904
Vornado Realty Trust	16,639	1,504,498
		1,720,402
HEALTH CARE 1.3%
Omega Healthcare Investors	35,261	1,239,424
Welltower	12,367	837,493
		2,076,917
HOTEL 0.9%
Host Hotels & Resorts	48,042	759,544
Sunstone Hotel Investors	43,595	576,762
		1,336,306
OFFICE 2.0%
BioMed Realty Trust	28,925	577,921
Douglas Emmett	9,142	262,558
Kilroy Realty Corp.	9,122	594,390
PS Business Parks	6,220	493,744
SL Green Realty Corp.	11,395	1,232,483
		3,161,096
RESIDENTIAL 4.3%
APARTMENT 3.6%
Apartment Investment & Management Co.	34,122	1,263,196
Education Realty Trust	14,940	492,273
Equity Residential	21,047	1,581,051
Mid-America Apartment Communities	6,248	511,524
Starwood Waypoint Residential Trust	14,664	349,443
UDR	38,639	1,332,273
		5,529,760
MANUFACTURED HOME 0.7%
Sun Communities	15,462	1,047,705

	Number of Shares	Value
TOTAL RESIDENTIAL		$6,577,465
SELF STORAGE 1.8%
CubeSmart	12,793	348,098
Extra Space Storage	10,821	834,948
Public Storage	7,800	1,650,714
		2,833,760
SHOPPING CENTERS 3.6%
COMMUNITY CENTER 1.2%
DDR Corp.	74,006	1,138,212
Regency Centers Corp.	12,413	771,468
		1,909,680
FREE STANDING 0.4%
Spirit Realty Capital	61,179	559,176
REGIONAL MALL 2.0%
Macerich Co. (The)	7,279	559,173
Pennsylvania REIT	17,510	347,224
Simon Property Group	12,235	2,247,814
		3,154,211
TOTAL SHOPPING CENTERS		5,623,067
SPECIALTY 0.4%
CyrusOne	8,697	284,044
QTS Realty Trust, Class A	7,384	322,607
		606,651
TOTAL REAL ESTATE		23,935,664
SHIPPING 0.5%
Teekay Corp. (Marshall Islands)	26,065	772,567
WATER 0.3%
American Water Works Co.	9,965	548,872
TOTAL UNITED STATES		51,158,014
TOTAL COMMON STOCK (Identified cost—$102,388,602)		96,981,551

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 4.4%
NETHERLANDS 1.1%
INSURANCE
LIFE/HEALTH INSURANCE—FOREIGN 0.4%
Aegon NV, 6.50% (USD)	25,098	$639,999
MULTI-LINE—FOREIGN 0.7%
ING Groep N.V., 7.05% (USD)	38,000	977,360
TOTAL NETHERLANDS		1,617,359
UNITED KINGDOM 1.3%
BANKS—FOREIGN
Barclays Bank PLC, 8.125%, Series V (USD)	24,000	620,880
Barclays Bank PLC, 7.75%, Series IV (USD)	20,885	539,459
HSBC Holdings PLC, 8.00%, Series II (USD)	7,000	178,570
National Westminster Bank PLC, 7.763%, Series C (USD)	25,468	649,689
TOTAL UNITED KINGDOM		1,988,598
UNITED STATES 2.0%
BANKS 1.4%
Countrywide Capital IV, 6.75%, due 4/1/33	7,323	185,785
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)	38,000	970,140
Wells Fargo & Co., 8.00%, Series J	35,700	984,249
		2,140,174
REAL ESTATE 0.6%
INDUSTRIALS 0.4%
First Potomac Realty Trust, 7.75%, Series A	24,900	634,203
SHOPPING CENTERS—REGIONAL MALL 0.2%
CBL & Associates Properties, 7.375%, Series D	15,000	375,450
TOTAL REAL ESTATE		1,009,653
TOTAL UNITED STATES		3,149,827
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$6,805,537)		6,755,784
PREFERRED SECURITIES—CAPITAL SECURITIES 1.2%
NETHERLANDS 0.4%
BANKS—FOREIGN
Rabobank Nederland, 11.00%, 144A (USD)(c)	500,000	616,625

	Number of Shares	Value
UNITED KINGDOM 0.3%
BANKS—FOREIGN
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (USD)	500,000	$545,902
UNITED STATES 0.5%
BANKS
Capital One Financial Corp., 6.15%, due 9/1/16	750,000	781,405
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,952,252)		1,943,932

	Principal Amount
CORPORATE BONDS—UNITED STATES 6.3%
BANKS 0.5%
Bank of America Corp., 1.35%, due 11/21/16, Series L	$800,000	801,078
COMMUNICATIONS—TOWERS 0.6%
American Tower Corp., 4.50%, due 1/15/18	950,000	999,899
FINANCIAL 1.0%
CREDIT CARD 0.3%
American Express Credit Corp., 1.125%, due 6/5/17, Series MTN	500,000	497,589

INVESTMENT BANKERS/BROKERS 0.7%
Bear Stearns Cos LLC (The), 6.40%, due 10/2/17	1,000,000	1,090,640

TOTAL FINANCIAL		1,588,229
REAL ESTATE 3.7%
DIVERSIFIED 1.2%
Duke Realty LP, 5.95%, due 2/15/17	16,000	16,968
NorthStar Realty Europe Corp., 4.625%, due 12/15/16, 144A(c)	1,000,000	996,381
Select Income REIT, 2.85%, due 2/1/18	900,000	903,749
		1,917,098

	Principal Amount	Value
FINANCE 1.5%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, due 2/6/17	$1,200,000	$1,179,000
iStar Financial, 4.00%, due 11/1/17	630,000	607,950
iStar Financial, 3.875%, due 7/1/16	150,000	148,875
Reckson Operating Partnership LP, 6.00%, due 3/31/16	300,000	306,597
		2,242,422
HEALTH CARE 0.5%
HCP, 6.30%, due 9/15/16, Series MTN	700,000	730,441
SHOPPING CENTERS—FREE STANDING 0.2%
Realty Income Corp., 5.375%, due 9/15/17	300,000	321,152
SHOPPING CENTER—COMMUNITY CENTER 0.3%
DDR Corp., 9.625%, due 3/15/16	500,000	517,720
TOTAL REAL ESTATE		5,728,833
TELECOMMUNICATION SERVICES 0.5%
Embarq Corp., 7.082%, due 6/1/16	700,000	720,699
TOTAL CORPORATE BONDS (Identified cost—$9,881,457)		9,838,738

	Number of Contracts
PURCHASED OPTION CONTRACTS 0.0%
Corn, Put, USD Strike Price 380, expires 11/20/15(d)	57	30,637
TOTAL PURCHASED OPTION CONTRACTS (Identified cost—$32,987)		30,637

Number of Shares
SHORT-TERM INVESTMENTS 24.9%
MONEY MARKET FUNDS 0.5%
State Street Institutional Treasury Money Market Fund, 0.00%(d),(e)	800,000	800,000

		Principal Amount	Value
U.S. TREASURY BILLS 24.4%
U.S. Treasury Bills, 0.096%, due 11/12/15(d),(f)		$4,780,000	$4,779,470
U.S. Treasury Bills, 0.025%, due 12/3/15(d),(f),(g)		21,400,000	21,400,664
U.S. Treasury Bills, 0.03%, due 10/22/15(d),(f)		11,600,000	11,599,797
			37,779,931
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$38,578,331)			38,579,931
TOTAL INVESTMENTS (Identified cost—$159,639,166)	99.4%		154,130,573
OTHER ASSETS IN EXCESS OF LIABILITIES(h)	0.6		875,817
NET ASSETS	100.0%		$155,006,390

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GBP	Great British Pound
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 26.1% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)    Non-income producing security.

(c)     Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.6% of the net assets of the Fund, of which 0.0% are illiquid.

(d)    All or a portion of this security is held by Cohen & Steers Real Assets Fund, Ltd., a wholly-owned subsidiary.

(e)     Rate quoted represents the annualized seven-day yield of the Fund.

(f)      The rate shown is the effective yield on the date of purchase.

(g)     All or a portion of this security has been pledged as collateral for futures contracts. $4,393,700 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC

(h)    Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at September 30, 2015.

Futures contracts outstanding at September 30, 2015 were as follows:

Number of Contracts(a)	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	LONG FUTURES OUTSTANDING
21	Aluminum HG LME	$828,056	October 19, 2015	$(4,803)
52	Aluminum HG LME	2,031,575	November 16, 2015	5,529
51	Brent Crude Oil(b)	2,535,210	December 16, 2015	(41,480)
9	Cattle Feeder(b)	745,650	March 24, 2016	(36,401)
15	Coffee C	682,594	December 18, 2015	(96,879)
21	Copper	1,229,025	December 29, 2015	(8,155)
211	Corn	4,090,763	December 14, 2015	41,791
22	Cotton No.2	664,840	December 8, 2015	4,328
28	Gasoline RBOB	1,607,239	October 30, 2015	11,688
14	Gasoline RBOB	787,156	December 31, 2015	(4,176)
46	Gold	5,129,920	December 29, 2015	(145,244)
36	KC Wheat	903,150	December 14, 2015	2,219
27	Lean Hogs(b)	720,630	December 14, 2015	43,052
36	Lean Hogs(b)	1,149,480	June 14, 2016	(2,651)
43	Light Sweet Crude Oil	1,938,870	October 20, 2015	17,955
23	Light Sweet Crude Oil	1,166,790	November 21, 2016	1,663
9	Live Cattle	471,330	December 31, 2015	(47,278)
123	Natural Gas	3,104,520	October 28, 2015	(531,552)
36	Natural Gas	1,019,160	December 29, 2015	(90,008)
28	Natural Gas	752,640	March 29, 2016	(20,502)
46	Nickel LME	2,867,088	November 16, 2015	(53,950)
15	Nickel LME	937,890	September 19, 2016	(3,859)
23	NY Harbor ULSD	1,485,128	October 30, 2015	(61,591)
29	Silver	2,105,110	December 29, 2015	(25,828)
56	Soybean	2,497,600	November 13, 2015	(320,115)
34	Soybean Meal	1,050,600	December 14, 2015	35,570
63	Soybean Oil	1,033,452	December 14, 2015	(263,741)
149	Sugar 11	2,149,414	February 29, 2016	91,874
138	Sugar 11	1,978,368	April 29, 2016	(61,319)
27	Wheat	692,213	December 14, 2015	19,020
67	Zinc LME	2,821,956	November 16, 2015	(181,317)

	SHORT FUTURES OUTSTANDING
21	Aluminum HG LME	$(828,056)	October 19, 2015	$61,142
13	Aluminum HG LME	(507,894)	November 16, 2015	5,410
13	Cattle Feeder(b)	(1,121,900)	November 19, 2015	46,727
42	Lean Hogs(b)	(1,159,620)	February 12, 2016	4,693
16	Light Sweet Crude Oil	(728,960)	November 20, 2015	3,878
27	Natural Gas	(759,780)	February 25, 2016	20,298
29	Nickel LME	(1,807,512)	November 16, 2015	(25,117)
15	Nickel LME	(937,890)	September 19, 2016	313,407
12	NY Harbor ULSD	(794,405)	December 31, 2015	1,172
139	Sugar 11	(1,980,250)	June 30, 2016	73,828
47	Zinc LME	(1,979,581)	November 16, 2015	97,719
				$(1,123,003)

(a) Represents positions held in the Subsidiary.

(b) Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date.  In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business.  Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2015.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Brazil	$775,524	775,524	$—	$—
Canada	3,104,273	3,104,273	—	—
Germany	2,026,170	301,204	1,724,966	—
Mexico	913,988	913,988	—	—
United Kingdom	10,407,555	342,838	10,064,717	—
United States	51,158,014	51,158,014	—	—
Other Countries	28,596,027	—	28,596,027	—
Preferred Securities - $25 Par Value:	6,755,784	6,755,784	—	—
Preferred Securities - Capital Securities	1,943,932	—	1,943,932	—
Corporate Bonds	9,838,738	—	9,838,738	—
Purchased Option Contracts	30,637	30,637	—	—
Short-Term Investments	38,579,931	—	38,579,931	—
Total Investments(a)	$154,130,573	$63,382,262	$90,748,311	$—
Futures Contracts	$902,963	$902,963	$—	$—
Total Unrealized Appreciation in Other Financial Instruments(a)	$902,963	$902,963	$—	$—
Futures Contracts	$(2,025,966)	$(2,025,966)	$—	$—
Total Unrealized Depreciation in Other Financial Instruments(a)	$(2,025,966)	$(2,025,966)	$—	$—

(a) Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2015:

Futures contracts	$(1,123,003)

The following summarizes the volume of the Fund’s futures contracts activity during the nine months ended September 30, 2015:

Futures Contracts
Average Notional Balance - Long	$69,036,776
Average Notional Balance - Short	(18,159,094)
Ending Notional Balance - Long	51,177,417
Ending Notional Balance - Short	(12,605,848)

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein (including, without limitation, exchange for physical transactions, exchange for swap transactions, block trades and other cleared derivative transactions.)

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Transactions in written option contracts for the nine months ended September 30, 2015, were as follows:

	Number
	of Contracts	Premiums
Written option contracts outstanding at December 31, 2014	25	$49,924
Option contracts written	30	71,909
Option contracts expired	(25)	(49,924)
Option contracts terminated in closing transactions	(30)	(71,909)
Written option contracts outstanding at September 30, 2015	—	$—

Note 3.   Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$159,639,166
Gross unrealized appreciation	$5,301,708
Gross unrealized depreciation	(10,810,301)
Net unrealized depreciation	$(5,508,593)

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2015